SUMMARY OF COMPANY'S STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($) shares in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance (shares)		13	13		13
Beginning balance (USD per share)		$ 47.53	$ 47.53		$ 47.53
Outstanding - weighted average remaining contractual life		6 years 9 months 18 days	6 months		2 years 6 months		3 years 6 months
Outstanding, aggregate intrinsic value	[1]
Options, granted during the period		24
Granted, weighted average exercise price		$ 3.09
Exercised, number of options
Weighted average exercise price, Exercised
Forfeited, number of options
Weighted average exercise price, Forfeited
Expired, number of options
Weighted average exercise price, Expired
Outstanding and vested - weighted average remaining contractual life		37	13		13		13
Ending balance (USD per share)		$ 18.70	$ 47.53		$ 47.53		$ 47.53
Outstanding, aggregate intrinsic value				[1]		[1]		[1]
Granted - weighted average remaining contractual life		9 years 10 months 24 days

[1]	Represents the aggregate gain on exercise for vested in-the-money options.